Shareholders’ Equity - Schedule of Options Granted (Details) - Stock Options [Member] - $ / shares		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Share Options, Balance	1,336,480	4,590,712	3,718,621	3,075,935
Weighted Average Exercise Price Per Share, Balance	$ 1.64	$ 1.76	$ 2.07	$ 2.55
Weighted Average Remaining Contractual Term (in years), Balance	7 years 10 days	7 years 5 months 4 days	7 years 4 months 28 days	7 years 9 months 18 days
Number of Share Options, Exercisable at the end of year		2,368,762
Weighted Average Exercise Price Per Share, Exercisable at the end of year		$ 1.98
Weighted Average Remaining Contractual Term (in years), Exercisable at the end of year		5 years 8 months 4 days
Number of Share Options,Granted		1,087,078	1,157,940	1,806,316
Weighted Average Exercise Price Per Share, Granted		$ 0.86	$ 1.29	$ 3.3
Number of Share Options,Expired		(67,162)	(89,194)	(3,380)
Weighted Average Exercise Price Per Share, Expired		$ 3.53	$ 2.48	$ 3.43
Number of Share Options, Forfeited		(147,825)	(319,810)	(63,262)
Weighted Average Exercise Price Per Share, Forfeited		$ 1.89	$ 2.42	$ 2.04
Number of Share Options, Exercised			(106,250)	(219)
Weighted Average Exercise Price Per Share, Exercised			$ 2.87	$ 1.64